PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 100.3%
	Shares	Value
CONSUMER DISCRETIONARY -6.1%
DIVERSIFIED CONSUMER SERVICES - 4.1%
Laureate Education, Inc. (a)	61,500	$2,233,680
Perdoceo Education Corporation	60,600	1,939,200
		4,172,880
SPECIALTY RETAIL - 2.0%
Buckle, Inc.	46,583	1,965,802
TOTAL CONSUMER DISCRETIONARY		6,138,682

CONSUMER STAPLES - 4.0%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
Ingles Markets Inc.	25,783	2,283,858

FOOD PRODUCTS - 1.7%
Ingredion Incorporated	18,300	1,733,193
TOTAL CONSUMER STAPLES		4,017,051

ENERGY - 3.7%
OIL, GAS & CONSUMABLE FUELS - 3.7%
CVR Energy, Inc. (a)	67,000	1,845,180
Diamondback Energy, Inc.	10,670	1,875,573
		3,720,753
TOTAL ENERGY		3,720,753

FINANCIALS - 26.4%
BANKS - 21.8%
BOK Financial Corporation	17,364	2,411,512
Cullen/Frost Bankers, Inc.	14,600	2,255,992
Home Trust Bancshares, Inc.	48,300	2,409,687
International Bancshares Corporation	31,600	2,400,020
Northeast Bancorp	20,800	2,756,624
OFG Bancorp	46,800	2,296,476
South Plains Financial, Inc.	57,400	2,473,079
Southside Bancshares, Inc.	70,158	2,468,860
The Bank of N.T. Butterfield & Son Limited	43,700	2,600,150
		22,072,400
CONSUMER FINANCE - 2.3%
SLM Corporation	90,500	2,347,570

FINANCIAL SERVICES - 2.3%
NMI Holdings, Inc. (a)	55,700	2,288,713
TOTAL FINANCIALS		26,708,683

	Shares	Value
HEALTH CARE - 8.8%
BIOTECHNOLOGY - 1.4%
Exelixis, Inc. (a)	26,300	$1,430,983

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Lantheus Holdings, Inc. (a)	26,900	2,984,286

PHARMACEUTICALS - 4.5%
Amphastar Pharmaceuticals, Inc. (a)	43,232	872,422
ANI Pharmaceuticals, Inc. (a)	15,600	1,291,368
Harmony Biosciences Holdings, Inc. (a)	36,100	1,314,401
Supernus Pharmaceuticals, Inc. (a)	22,500	1,046,475
		4,524,666
TOTAL HEALTH CARE		8,939,935

INDUSTRIALS - 22.0%
AEROSPACE & DEFENSE - 2.4%
V2X, Inc. (a)	33,000	2,460,480

BUILDING PRODUCTS - 2.0%
Carlisle Companies Incorporated	5,544	2,011,086

COMMERCIAL SERVICES & SUPPLIES - 4.0%
Ennis, Inc.	105,100	2,233,375
HNI Corporation	44,500	1,798,245
		4,031,620
ELECTRICAL EQUIPMENT - 2.7%
Acuity Brands, Inc.	7,200	2,711,952

GROUND TRANSPORTATION - 3.0%
Covenant Logistics Group, Inc,	67,282	2,972,519

MACHINERY - 1.9%
Allison Transmission Holdings, Inc.	17,200	1,939,128

PROFESSIONAL SERVICES - 1.9%
Barrett Business Services, Inc.	54,100	1,921,632

TRADING COMPANIES & DISTRIBUTORS - 4.1%
Applied Industrial Technologies, Inc.	7,200	2,434,680
DNOW Inc.(a)	130,400	1,691,288
		4,125,968
TOTAL INDUSTRIALS		22,174,385

INFORMATION TECHNOLOGY - 11.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 11.1%
Arrow Electronics, Inc. (a)	12,400	2,646,284
Avnet, Inc.	29,300	2,602,426
Belden Inc.	14,600	1,750,686
ePlus, Inc.	27,700	2,305,471
Itron, Inc. (a)	22,200	1,920,966
		11,225,833

	Shares	Value
SOFTWARE - 0.8%
Progress Software Corporation (a)	23,400	$785,772
TOTAL INFORMATION TECHNOLOGY		12,011,605

MATERIALS - 6.4%
CHEMICALS - 2.4%
Cabot Corporation	26,273	2,386,114

CONSTRUCTION MATERIALS - 2.1%
Eagle Materials Inc.	9,600	2,160,000

METALS & MINING - 1.9%
Aura Minerals Inc.	15,500	975,725
Lundin Mining Corporation	37,700	918,320
		1,894,045
TOTAL MATERIALS		6,440,159

REAL ESTATE - 8.8%
DIVERSIFIED REITS - 2.0%
Essential Properties Realty Trust, Inc.	68,400	2,041,740

HEALTH CARE REITS - 2.2%
Sabra Health Care REIT, Inc.	112,800	2,200,728

RETAIL REITS - 4.6%
Netstreit Corporation	118,600	2,506,018
Phillips Edison & Company, Inc.	52,600	2,189,212
		4,695,230
TOTAL REAL ESTATE		8,937,698

UTILITIES - 2.2%
MULTI UTILITIES - 2.2%
Black Hills Corporation	29,800	2,217,120
TOTAL UTILITIES		2,217,120

TOTAL COMMON STOCK
(Cost $ 67,723,702)		101,306,071

SHORT TERM INVESTMENTS - 0.3%

	Par Value	Value
Money Market - 0.3%
UMB Money Market Special II, 3.48% (b)	352,168	$352,168
(Cost $ 352,168)

TOTAL INVESTMENTS - 100.6%
(Cost $ 68,075,870)		101,658,239
OTHER ASSETS & LIABILITIES (NET) - (0.6)%		(650,444)
NET ASSETS - 100%		$101,007,795

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2026.
(c)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $68,435,770 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$35,131,623
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,909,154)

Net unrealized appreciation/(depreciation)	$33,222,469

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	26.4%
Industrials	22.0%
Information Technology	11.9%
Health Care	8.8%
Real Estate	8.8%
Materials	6.4%
Consumer Discretionary	6.1%
Consumer Staples	4.0%
Energy	3.7%
Utilities	2.2%
Cash and Other Assets (Net)	(0.3)%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 99.6%

	Shares	Value
COMMUNICATION SERVICES - 10.9%
INTERACTIVE MEDIA & SERVICES - 10.0%
Alphabet, Inc. Class A	41,398	$14,794,403
Meta Platforms, Inc.	19,611	11,046,680
		25,841,083

MEDIA - 0.9%
Netflix, Inc. (a)	31,451	2,245,602

TOTAL COMMUNICATION SERVICES		28,086,685

CONSUMER DISCRETIONARY - 9.5%
BROADLINE RETAIL - 3.9%
Amazon.com, Inc. (a)	42,108	10,036,021

DIVERSIFIED CONSUMER SERVICES - 0.6%
Amadeus IT Group, S.A. (b)	29,850	1,722,345

HOTELS, RESTAURANTS & LEISURE - 2.6%
Compass Group Plc (b)	134,761	4,386,470
Hilton Worldwide Holdings Inc.	7,206	2,381,295
		6,767,765
SPECIALTY RETAIL - 1.3%
TJX Companies, Inc. (The)	22,605	3,424,658

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	25,152	2,781,811

TOTAL CONSUMER DISCRETIONARY		24,732,600

CONSUMER STAPLES - 7.1%
BEVERAGES - 4.1%
Coca-Cola Company (The)	51,941	4,221,245
Constellation Brands, Inc.	28,508	3,965,178
Diageo plc (b)	29,194	2,346,614
		10,533,037
FOOD PRODUCTS - 1.4%
Nestle, S.A. (b)	34,924	3,586,345

HOUSEHOLD PRODUCTS - 1.6%
Unilever Plc (b)	71,721	4,311,866

TOTAL CONSUMER STAPLES		18,431,248

	Shares	Value
FINANCIALS - 5.9%
BANKS - 2.6%
U.S. Bancorp	113,380	$6,848,152

FINANCIAL SERVICES - 3.3%
Tradeweb Markets Inc.	18,751	1,868,725
Visa, Inc.	19,099	6,552,676
		8,421,401

TOTAL FINANCIALS		15,269,553

HEALTH CARE - 23.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Abbott Laboratories	55,863	5,069,009
Intuitive Surgical, Inc. (a)	8,742	3,476,518
		8,545,527
HEALTH CARE PROVIDERS & SERVICES - 7.3%
CIGNA Corporation	15,936	4,393,237
Elevance Health Inc.	11,443	4,425,351
Quest Diagnostics Incorporated	11,751	2,490,625
UnitedHealth Group, Inc.	18,126	7,533,709
		18,842,922
PHARMACEUTICALS - 13.1%
Eli Lilly and Company	3,975	4,767,734
Haleon plc (b)	471,771	4,401,623
Johnson & Johnson	45,153	11,467,507
Merck & Co., Inc.	39,570	5,084,745
Thermo Fisher Scientific, Inc.	16,590	8,317,563
		34,039,172

TOTAL HEALTH CARE		61,427,621

INDUSTRIALS - 3.7%
AEROSPACE & DEFENSE - 2.3%
Safran SA	15,018	5,923,414

GROUND TRANSPORTATION - 1.4%
Uber Technologies, Inc. (a)	49,156	3,547,097

TOTAL INDUSTRIALS		9,470,511

INFORMATION TECHNOLOGY - 38.8%
IT SERVICES - 13.8%
Accenture Plc	25,707	3,198,979
MasterCard Incorporated	8,099	4,159,646
Microsoft Corporation	44,335	16,537,842
salesforce.com, inc.	30,480	4,774,997
SAP AG (b)	28,349	4,368,864
Synopsys, Inc. (a)	6,067	2,706,307
		35,746,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.7%
Broadcom Inc.	21,713	8,202,086
KLA-Tencor Corporation	18,454	5,567,756
Lam Research Corporation	26,969	11,686,477
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	30,107	14,378,200
Texas Instruments, Inc.	29,259	8,721,230
		48,555,749

	Shares	Value
SOFTWARE - 1.9%
Constellation Software Inc.	873	$1,648,224
Dassault Systèmes SE (b)	98,962	2,010,908
Experian plc (b)	36,109	1,209,651
		4,868,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
Apple, Inc.	39,446	11,414,095

TOTAL INFORMATION TECHNOLOGY		100,585,262

TOTAL COMMON STOCK
(Cost $ 228,259,533)		258,003,480

Short Term Investments - 0.4%

Money Market - 0.4%	Par Value	Value
UMB Money Market Special II, 3.48% (c)	1,097,031	$1,097,031
(Cost $ 1,097,031)

TOTAL INVESTMENTS - 100.0%
(Cost $ 229,356,564)		259,100,511
OTHER ASSETS & LIABILITIES (NET) - (0.0)%		(74,921)
NET ASSETS - 100%		$259,025,590

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on June 30, 2026.
(d)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 236,104,571 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,596,716
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,600,776)

Net unrealized appreciation/(depreciation)	$22,995,940

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	38.8%
Health Care	23.7%
Communication Services	10.9%
Consumer Discretionary	9.5%
Consumer Staples	7.1%
Financials	5.9%
Industrials	3.7%
CASH + other assets (net)	0.4%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 95.7%
	Shares	Value
CANADA - 1.2%
ENERGY - 1.2%
Cameco Corporation	3,919	$399,189

CHINA - 1.8%
INDUSTRIALS - 1.8%
Contemporary Amperex Technology Co., Limited	6,773	606,298

GERMANY - 8.6%
INDUSTRIALS - 3.3%
SMA Solar Technology AG	15,206	1,094,338

INFORMATION TECHNOLOGY - 5.3%
Infineon Technologies AG	18,801	1,755,434

TOTAL GERMANY		2,849,772

IRELAND - 3.2%
INDUSTRIALS - 3.2%
Kingspan Group plc	11,741	1,073,160

ISRAEL - 1.5%
INFORMATION TECHNOLOGY - 1.5%
SolarEdge Technologies, Inc. (a)	8,392	490,428

JAPAN - 12.1%
INDUSTRIALS - 5.4%
Kurita Water Industries Ltd.	16,669	938,551
Yaskawa Electric Corporation	19,676	850,720
		1,789,271
INFORMATION TECHNOLOGY - 4.0%
Keyence Corporation	2,667	1,330,177
MATERIALS - 2.7%
Toray Industries, Inc.	129,635	899,329

TOTAL JAPAN		4,018,777

	Shares	Value
NETHERLANDS - 3.1%
INDUSTRIALS - 3.1%
Alfen N.V.	57,393	$1,031,460

UNITED KINGDOM - 1.2%
FINANCIALS - 1.2%
Impax Asset Management LLC	301,278	394,693

UNITED STATES - 63.0%
CONSUMER DISCRETIONARY - 2.1%
Rivian Automotive, Inc. (a)	39,833	691,103

CONSUMER STAPLES - 1.9%
Sprouts Farmers Market, Inc.	7,199	608,891

INDUSTRIALS - 32.4%
Advanced Drainage Systems, Inc.	7,006	1,099,662
American Superconductor Corporation (a)	25,688	1,066,309
Amprius Technologies, Inc. (a)	36,450	505,197
Carrier Global Corporation	14,257	1,045,751
Electrovaya Inc.	50,145	526,522
EMCOR Group, Inc.	517	429,048
Eos Energy Enterprises, Inc.	42,245	248,401
GE Vernova Inc. (a)	967	1,136,090
Lindsay Corporation	6,299	779,816
LSI Industries Inc.	23,703	630,026
Nexpower Inc. (a)	7,143	851,017
Shoals Technologies Group, Inc. (a)	65,944	652,846
SOLV Energy, Inc.	21,226	722,745
Valmont Industries, Inc.	1,056	609,945
Veralto Corporation	4,967	440,473
		10,743,848
INFORMATION TECHNOLOGY - 20.9%
Aeva Technologies, Inc. (a)	23,805	683,680
Ambiq Micro, Inc.	8,656	764,325
Badger Meter, Inc.	8,465	1,256,037
Cognex Corporation	11,007	797,127
Enphase Energy, Inc. (a)	12,360	608,606
ON Semiconductor Corporation (a)	13,532	1,279,315
Samsara Inc. (a)	18,687	606,019
Trimble Navigation Limited (a)	18,381	940,740
		6,935,849
MATERIALS - 3.9%
Corteva, Inc.	8,902	753,911
MP Materials Corp. (a)	9,722	544,529
		1,298,440

	Shares	Value
UTILITIES - 1.8%
NextEra Energy, Inc.	6,933	$608,509

TOTAL UNITED STATES		20,886,640

TOTAL COMMON STOCK
(Cost $ 24,328,723)		31,750,417

SHORT TERM INVESTMENTS - 4.0%	Par Value	Value
Money Market - 4.0%
UMB Money Market Special II, 3.48% (b)	1,317,576	$1,317,576
(Cost $ 1,317,576)

TOTAL INVESTMENTS - 99.7%
(Cost $ 25,646,299)		33,067,993
OTHER ASSETS & LIABILITIES (Net) - 0.3%		111,744
NET ASSETS - 100%		$33,179,737

(a)	Non-income producing security.
(b)	Percentage rate reflects seven-day effective yield on June 30, 2026.
(c)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 25,847,598 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,883,096
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(662,701)

Net unrealized appreciation/(depreciation)	$7,220,395

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	49.2%
Information Technology	31.7%
Materials	6.6%
Consumer Discretionary	2.1%
Consumer Staples	1.9%
Utilities	1.8%
Energy	1.2%
Financials	1.2%
Cash and Other Assets (Net)	4.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 97.1%
	Shares	Value
BELGIUM - 0.9%
D’leteren S.A.	69,478	$13,534,985

CANADA - 0.9%
Lundin Mining Corporation	576,900	14,052,484

CHILE - 2.2%
LATAM Airlines Group	1,118,613,600	32,523,797

CHINA -2.7%
Alibaba Group Holding Ltd.	1,308,600	15,493,747
Ping An Insurance Group H Share	3,802,000	24,750,016
		40,243,763
FRANCE - 10.2%
Ipsos	198,041	7,888,131
Michelin (CGDE)	720,000	27,780,954
Publicis Groupe	267,147	26,406,230
Sanofi S.A.	229,300	19,681,998
Teleperformance SE	262,100	13,777,704
TotalEnergies SE	368,000	28,621,287
Vinci SA	189,398	27,672,418
		151,828,722
GERMANY - 8.1%
Daimler Truck Holding AG	554,100	26,732,617
Deutsche Telekom AG	711,956	19,412,542
DHL Group	490,000	29,746,199
Hannover Rueck SE	79,200	21,948,188
Muenchener Rueckversicherungs-Gesellschaft	42,130	23,528,644
		121,368,190
HONG KONG - 1.6%
AIA Group Ltd.	2,614,800	23,823,652

IRELAND - 7.6%
Greencore Group plc	4,893,468	12,918,911
Jazz Pharmaceuticals plc (a)	150,306	36,219,237
Ryanair Holdings plc	936,400	29,279,227
Smurfit Westrock plc	757,646	35,048,704
		113,466,079
ITALY - 4.5%
Eni S.p.A.	977,133	23,034,735
Trevi Finanziaria Industriale SpA (a)	2,209,831	10,156,077
UniCredit S.p.A.	374,100	33,470,980
		66,661,792

	Shares	Value
JAPAN - 15.2%
Fuji Photo Film Co., Ltd.	1,358,500	$29,113,401
Itochu Corporation	2,140,500	24,417,702
KDDI Corporation	1,546,500	26,119,935
Macnica Fuji Electronics Holdings Inc.	237,600	4,596,305
Marubeni Corporation	1,012,600	29,220,698
Mitsubishi UFJ Financial Group, Inc.	1,744,900	34,430,976
Orix Corporation	1,025,900	38,814,085
Sony Group Corporation	1,000,700	20,195,638
Takeda Pharmaceutical Company Limited	625,100	19,827,045
		226,735,785
NETHERLANDS - 1.7%
Koninklijke Ahold Delhaize N.V.	647,800	26,083,818

NORWAY - 5.0%
DNB Bank ASA	962,830	28,674,246
SpareBank 1 SR-Norge ASA	735,068	14,366,343
Sparebanken Norge	667,314	12,532,326
Yara International ASA	434,253	19,107,044
		74,679,959
PUERTO RICO - 2.2%
Popular, Inc.	203,450	33,402,421

RUSSIA - < 0.1%
ALROSA Company PJSC * (a)	41,136,300	5,234

SINGAPORE - 2.0%
United Overseas Bank Limited	996,247	30,622,946

SOUTH KOREA - 15.0%
F&F Co., Ltd.	133,874	6,670,802
Kia Motors Corporation	255,300	22,740,205
Samsung Electronics Company Limited	365,733	78,845,170
Shinhan Financial Group Co., Limited	494,984	30,607,027
SK Hynix, Inc.	49,450	84,581,748
		223,444,952
SPAIN - 3.6%
Bankinter, S.A.	1,123,200	18,799,186
Endesa, S.A.	764,325	34,847,698
		53,646,884
SWEDEN - 1.7%
Duni AB	786,900	6,431,340
Loomis AB, Class B	391,419	19,218,688
		25,650,028

	Shares	Value
SWITZERLAND - 1.6%
Barry Callebaut AG	17,528	$24,357,119

TAIWAN - 1.2%
Chailease Holding Co., Limited	4,953,720	18,271,376

TURKEY - 1.8%
Astor Enerji A.S.	4,478,300	26,540,278

UNITED KINGDOM - 7.4%
Inchcape plc	1,675,888	17,150,380
International Consolidated Airlines Group S.A.	5,174,600	32,796,277
Linde plc	45,344	23,530,815
Next plc	137,550	26,555,147
Nomad Foods Limited	909,900	9,963,405
		109,996,024

TOTAL COMMON STOCK
(Cost $ 949,315,187)		1,450,940,288

SHORT TERM INVESTMENTS - 1.1%

	Par Value	Value
Money Market - 1.1%
UMB Money Market Special II, 3.48% (b)	15,621,578	$15,621,578
(Cost $ 15,621,578)

TOTAL INVESTMENTS - 98.2%
(Cost $ 964,936,765)		1,466,561,866
OTHER ASSETS & LIABILITIES (NET) - 1.8%		27,503,742
NET ASSETS - 100%		$1,494,065,608

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on June 30, 2026.
(c)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $969,912,894 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$620,773,579
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(124,124,607)

Net unrealized appreciation/(depreciation)	$496,648,972

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	26.0%
Industrials	20.2%
Information Technology	13.2%
Consumer Discretionary	10.5%
Materials	6.1%
Communication Services	5.3%
Health Care	5.1%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.3%
Cash and Other Assets (Net)	2.9%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 95.1%
	Shares	Value
BELGIUM - 4.6%
D’leteren SA	122,655	$23,894,378
N.V. Bekaert S.A.	75,000	3,348,291
		27,242,669
BRAZIL - 4.5%
Equatorial Energia S.A.	3,500,426	26,334,349

CANADA - 2.7%
EQB Inc.	173,127	16,229,131

CHINA - 2.2%
China MeiDong Auto Holdings Limited	15,376,000	999,957
Xinhua Winshare Publishing and Media Co., Limited	5,510,500	5,972,794
Zhongsheng Group Holdings	9,679,000	5,986,043
		12,958,794
DENMARK - 1.3%
Ringkjoebing Landbobank A/S	32,300	7,657,541

FRANCE - 14.9%
Arkema	208,400	13,139,659
Elis S.A.	530,698	16,442,112
Ipsos	376,400	14,992,313
Rubis	328,000	11,512,061
SEB S.A.	235,600	12,411,625
Sopra Steria	81,700	13,039,122
Technip Energies N.V.	163,700	6,198,404
		87,735,296
GERMANY - 3.4%
Krones AG	50,000	6,413,628
Sixt SE	183,625	13,372,485
		19,786,113
HONG KONG - 2.4%
VSTECS Holdings Limited	12,705,360	14,305,904

INDIA - 3.0%
Karnataka Bank Limited	3,144,900	9,083,315
Karur Vysya Bank Limited	2,693,340	8,424,974
		17,508,289
IRELAND - 1.3%
Glanbia plc	273,500	7,648,119

ITALY - 2.6%
De’Longhi SpA	363,636	15,440,083

JAPAN - 9.5%
Kanematsu Corporation	1,015,000	12,874,465
KITZ Corporation	1,219,000	18,938,471
Mizuho Leasing Company, Limited	1,659,400	12,834,123
Open House Group Co., Limited	216,500	11,292,235
		55,939,294
NETHERLANDS - 2.6%
Aalberts N.V.	347,919	15,504,610

NORWAY - 7.9%
SpareBank Nord-Norge	795,289	12,296,419
Sparebank 1 Oestlandet	217,488	4,160,086
SpareBank 1 SMN	446,428	8,481,478
SpareBank 1 SR-Bank ASA	489,426	9,565,458
Sparebanken Norge	631,392	11,857,702
		46,361,143

	Shares	Value
PORTUGAL - 1.8%
Redes Energéticas Nacionais, SGPS, S.A.	2,507,699	$10,822,641

SINGAPORE - 1.1%
Venture Corporation, Limited	491,800	6,505,371

SOUTH AFRICA - 1.2%
Motus Holdings Limited	1,028,400	6,964,759

SOUTH KOREA - 1.8%
Cosmecca Korea Co., Ltd.	125,800	5,602,659
Doosan Bobcat	119,700	4,766,985
		10,369,644
SPAIN - 0.5%
CIE Automotive	99,200	3,022,385

SWEDEN - 4.7%
AcadeMedia AB	651,918	6,789,830
Hexpol AB	1,567,100	11,698,764
Loomis AB, Class B	182,361	8,953,932
		27,442,526
TAIWAN - 7.2%
Primax Electronics Limited	6,168,800	12,780,462
Sanyang Motor Co., Limited	7,746,000	14,856,642
Wah Lee Inndustrial Corporation	3,685,000	14,979,910
		42,617,014
THAILAND - 6.9%
Krungthai Card Public Company Limited	17,053,800	17,068,944
Thanachart Capital PCL	8,063,000	16,383,032
TISCO Financial Group	1,975,400	7,016,667
		40,468,643
UNITED KINGDOM - 7.0%
Berkeley Group Holdings plc	145,993	6,778,385
Coats Group plc	6,426,000	6,648,616
Hikma Pharmaceuticals plc	341,400	6,887,815
Inchcape plc	515,657	5,277,031
OSB Group plc	952,617	6,562,360
QinetiQ	1,637,700	9,181,902
		41,336,109

TOTAL COMMON STOCK
(Cost $ 434,915,667)		560,200,427

SHORT TERM INVESTMENTS - 3.7%

	Par Value	Value
Money Market - 3.7%
UMB Money Market Special II, 3.48% (a)	21,805,444	$21,805,444
(Cost $ 21,805,444)

TOTAL INVESTMENTS - 98.8%
(Cost $ 456,721,111)		582,005,871
OTHER ASSETS & LIABILITIES (NET) - 1.2%		7,177,914
NET ASSETS - 100%		$589,183,785

(a)	Interest rate reflects seven-day effective yield on June 30, 2026.
(b)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $460,224,287 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$156,856,542
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,074,958)

Net unrealized appreciation/(depreciation)	$121,781,584

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.1%
Consumer Discretionary	21.4%
Industrials	18.1%
Information Technology	10.5%
Utilities	8.3%
Materials	4.8%
Communication Services	2.5%
Consumer Staples	2.2%
Health Care	1.2%
Energy	1.0%
Cash and Other Assets (Net)	4.9%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stock - 97.8%
	Shares	Value
AUSTRALIA - 2.7%
Macquarie Group Limited	9,800	$1,699,350

BELGIUM - 6.1%
Anheuser-Busch InBev SA/NV	18,200	1,511,846
D’Ieteren S.A.	9,900	1,928,616
Fagron, Inc.	15,400	424,305
		3,864,767
BRAZIL - 3.7%
Equatorial Energia S.A.	312,217	2,348,866

CANADA - 2.7%
Alimentation Couche-Tard Inc.	26,300	1,675,726

CHINA - 3.3%
Alibaba Group Holding Ltd.	21,000	248,639
China MeiDong Auto Holdings Limited	4,264,000	277,303
Midea Group Co., Ltd.	102,300	1,138,727
Zhongsheng Group Holdings	701,000	433,538
		2,098,207

FINLAND - 0.6%
Valmet OYJ	16,800	405,643

FRANCE - 3.2%
Ipsen Biopharmaceuticals, Inc.	2,400	463,153
Ipsos	27,900	1,111,279
Sanofi S.A.	5,000	429,176
		2,003,608
HONG KONG - 15.1%
AIA Group Ltd.	181,000	1,649,105
Kingboard Laminates Holdings, Ltd.	420,000	5,310,185
VSTECS Holdings Limited	2,338,000	2,632,527
		9,591,817
INDIA - 2.2%
Muthoot Finance Ltd.	43,794	1,386,704

	Shares	Value
INDONESIA - 2.4%
PT Bank Central Asia Tbk	2,550,000	$791,527
PT Bank Rakyat Indonesia Tbk	4,900,000	748,154
		1,539,681
IRELAND - 3.3%
Jazz Pharmaceuticals plc (a)	1,900	457,843
PDD Holdings (a)(b)	21,400	1,632,392
		2,090,235
ITALY - 0.5%
SOL S.p.A.	4,500	299,417

JAPAN - 5.8%
JAC Recruitment Co., Ltd.	410,400	2,156,478
Takeda Pharmaceutical Company Limited	14,000	444,055
Tri Chemical Laboratories Inc.	50,800	1,089,297
		3,689,830
MALAYSIA - 1.9%
Public Bank Bhd	500,700	589,420
Scientex Berhad	668,500	611,528
		1,200,948
MEXICO - 2.4%
Wal-Mart de Mexico, S.A.B. de C.V.	526,000	1,546,351

NORWAY - 3.7%
Sparebanken Norge	124,182	2,332,170

PERU - 1.0%
Credicorp Ltd.	1,700	662,286

PORTUGAL - 4.0%
Jerónimo Martins SGPS, SA	132,400	2,536,897

SOUTH AFRICA - 4.6%
AVI Limited	324,274	1,988,973
FirstRand Limited	160,900	954,798
		2,943,771
SOUTH KOREA - 2.6%
Cosmecca Korea Co., Ltd.	8,900	396,373
Samsung Electronics Company Limited	5,678	1,224,070
		1,620,443
SWITZERLAND - 3.0%
ALSO Holding AG	1,400	333,904
Nestle S.A.	15,000	1,544,812
		1,878,716

	Shares	Value
TAIWAN - 13.3%
Chailease Holding Co., Ltd.	693,932	$2,559,509
SINBON Electronics Co., Ltd.	120,300	1,240,518
Yageo Corporation	130,000	4,652,112
		8,452,139
THAILAND - 4.9%
Krungthai Card Public Company Limited	1,608,200	1,609,628
Muangthai Capital Public Company Limited	1,569,000	1,487,741
		3,097,369
UNITED KINGDOM - 4.8%
Cranswick plc	33,940	2,477,701
Oxford Instruments plc	7,085	286,635
Volution Group plc	36,500	296,011
		3,060,347
TOTAL COMMON STOCK
(Cost $ 47,749,463)		62,025,288

SHORT TERM INVESTMENTS - 1.3%

	Par Value	Value
Money Market - 1.3%
UMB Money Market Special II, 3.48% (c)	813,749	$813,749
(Cost $ 813,749)

TOTAL INVESTMENTS - 99.1%
(Cost $ 48,563,212)		62,839,037
OTHER ASSETS & LIABILITIES (Net) - 0.9%		560,723
NET ASSETS - 100%		$63,399,760

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	Percentage rate reflects seven-day effective yield on June 30, 2026.
(d)	At June 30, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $48,776,681 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,604,983
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,542,627)

Net unrealized appreciation/(depreciation)	$14,062,356

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	26.4%
Financials	26.0%
Consumer Staples	21.6%
Consumer Discretionary	8.9%
Industrials	4.5%
Utilities	3.7%
Health Care	3.5%
Communication Services	1.8%
Materials	1.4%
Cash and Other Assets (Net)	2.2%
100.0%